Note 15 - Derivative Financial Instruments (Details Textual)	Dec. 31, 2016 USD ($)	Oct. 17, 2014 USD ($)
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	1
Derivative, Notional Amount	$ 10,000,000
Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Number of Instruments Held		2
Interest Rate Swap [Member] | Eurobank [Member] | November 28, 2016 [Member]
Derivative, Average Fixed Interest Rate		0.50%
Interest Rate Swap [Member] | Eurobank [Member] | November 28, 2017 [Member]
Derivative, Average Fixed Interest Rate		0.95%
Interest Rate Swap [Member] | Eurobank [Member] | May 28, 2019 [Member]
Derivative, Average Fixed Interest Rate		3.55%
First Two Contracts [Member] | Eurobank [Member]
Derivative, Notional Amount		$ 10,000,000
Interest Rate Swap One [Member] | Eurobank [Member]
Derivative, Average Fixed Interest Rate		1.29%
Interest Rate Swap Two [Member] | Eurobank [Member]
Derivative, Average Fixed Interest Rate		1.97%